Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Deferred revenue	$520,466	$389,958
Accrued interest	246,124	255,369
Accounts payable and accrued expenses	220,060	239,086
Derivative liabilities (Note 11)	200,014	97,066
Operating lease liabilities	49,069	51,144
	$1,235,733	$1,032,623